Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	84 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
C000091187 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 16,823	$ 16,823	$ 16,823	$ 16,823	$ 15,160	$ 15,215	$ 19,361	$ 14,870	$ 17,160	$ 19,264	$ 14,906	$ 11,837	$ 11,495	$ 10,000
Average Annual Return, Percent	10.99%	(0.39%)		5.34%
C000091188 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 17,112	$ 17,112	17,112	$ 17,112	15,396	15,426	19,603	15,033	17,323	19,424	15,012	11,894	11,527	10,000
Average Annual Return, Percent	11.15%	(0.24%)		5.52%
C000188985 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 11,473	$ 11,473	$ 11,473	$ 11,473	10,315	10,328	13,109	10,044	11,562	12,951	10,000
Average Annual Return, Percent	11.27%	(0.15%)	1.99%
MSCI World ex USA Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Index
Account Value	$ 15,651	$ 15,651	$ 15,651	$ 15,651	13,685	14,430	16,910	11,493	11,559	13,106	11,476	9,933	9,969	10,000
Average Annual Return, Percent	14.36%	6.25%	4.53%	4.58%
MSCI World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Account Value	$ 15,672	$ 15,672	$ 15,672	$ 15,672	$ 13,228	$ 13,028	$ 14,323	$ 10,261	$ 10,591	$ 11,201	$ 10,339	$ 8,932	$ 9,887	$ 10,000
Average Annual Return, Percent	18.48%	8.15%	6.12%	4.59%